Cover	Sep. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	811-22974
Entity Registrant Name	Eagle Point Credit Company
Entity Central Index Key	0001604174
Entity Tax Identification Number	47-2215998
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares [Member]
Title of 12(b) Security	Common Shares
Trading Symbol	ECC
Security Exchange Name	NYSE
6.50% Series C Term Preferred Shares due 2031 [Member]
Title of 12(b) Security	6.50% Series C Term Preferred Shares due 2031
Trading Symbol	ECCC
Security Exchange Name	NYSE
6.75% Series D Preferred Shares [Member]
Title of 12(b) Security	6.75% Series D Preferred Shares
Trading Symbol	ECC PRD
Security Exchange Name	NYSE
5.375% Notes due 2029 [Member]
Title of 12(b) Security	5.375% Notes due 2029
Trading Symbol	ECCV
Security Exchange Name	NYSE
7.75% Notes due 2030 [Member]
Title of 12(b) Security	7.75% Notes due 2030
Trading Symbol	ECCU
Security Exchange Name	NYSE